Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	CPB-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–44.92%
Aerospace & Defense–0.05%
L3 Technologies, Inc., 3.85%, 12/15/2026(b)	$600,000	$622,770
Moog, Inc., 5.25%, 12/01/2022(b)	97,000	98,213
Northrop Grumman Corp., 3.25%, 01/15/2028	300,000	300,527
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	321,000	312,975
TransDigm, Inc.,
6.50%, 07/15/2024	55,000	55,006
6.50%, 05/15/2025	201,000	200,246
Triumph Group, Inc., 7.75%, 08/15/2025	368,000	356,960
		1,946,697
Agricultural & Farm Machinery–0.01%
Titan International, Inc., 6.50%, 11/30/2023	541,000	466,274
Agricultural Products–0.24%
Cargill, Inc., 3.25%, 05/23/2029(b)	9,297,000	9,395,969
Kernel Holding S.A. (Ukraine), REGS, 8.75%, 01/31/2022(b)	266,000	273,733
		9,669,702
Air Freight & Logistics–0.00%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	67,000	68,206
Airlines–2.72%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	3,631,000	3,676,387
American Airlines Pass Through Trust,
Series 2016-3, Class B, 3.75%, 10/15/2025	4,530,559	4,554,895
Series 2017-1, Class B, 4.95%, 02/15/2025	4,852,017	5,052,541
Series 2017-2, Class A, 3.60%, 10/15/2029	8,684,101	8,635,580
Series 2017-2, Class B, 3.70%, 10/15/2025	5,865,282	5,807,159
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Colombia), REGS, 8.38%, 05/10/2020(b)	8,219,000	7,828,680
Delta Air Lines Pass Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	2,033,000	2,088,508
Delta Air Lines, Inc.,
2.88%, 03/13/2020	4,744,000	4,743,216
2.60%, 12/04/2020	8,050,000	8,028,727
3.40%, 04/19/2021	2,569,000	2,595,449
3.63%, 03/15/2022	7,899,000	8,000,312
3.80%, 04/19/2023	4,552,000	4,654,394
4.38%, 04/19/2028	4,429,000	4,456,453
Principal Amount		Value
Airlines–(continued)
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	$5,304,540	$5,299,872
Latam Finance Ltd. (Chile), 7.00%, 03/01/2026(b)	225,000	225,677
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	14,937,671	15,414,929
United Airlines Pass Through Trust,
Series 2018-1, Class A, 3.70%, 03/01/2030	7,843,048	7,847,475
Series 2018-1, Class AA, 3.50%, 03/01/2030	11,591,636	11,829,040
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 04/01/2021	6,436	6,517
		110,745,811
Alternative Carriers–0.06%
CenturyLink, Inc.,
Series S, 7.50%, 04/01/2024	722,000	772,540
Series Y, 6.45%, 06/15/2021	468,000	487,890
Level 3 Financing, Inc.,
5.38%, 05/01/2025	837,000	840,139
5.25%, 03/15/2026	366,000	365,890
		2,466,459
Aluminum–0.10%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	350,000	358,750
PT Indonesia Asahan Aluminium (Persero) (Indonesia),
5.23%, 11/15/2021(b)	3,530,000	3,687,138
5.71%, 11/15/2023(b)	200,000	215,578
		4,261,466
Apparel Retail–0.11%
Hot Topic, Inc., 9.25%, 06/15/2021(b)	226,000	227,469
L Brands, Inc.,
5.63%, 02/15/2022	3,691,000	3,788,258
6.88%, 11/01/2035	281,000	245,875
6.75%, 07/01/2036	22,000	18,810
		4,280,412
Apparel, Accessories & Luxury Goods–0.01%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	31,000	30,922
4.88%, 05/15/2026(b)	547,000	539,900
		570,822
Asset Management & Custody Banks–0.34%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	660,000	696,790

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Apollo Management Holdings L.P., 4.00%, 05/30/2024(b)	$5,598,000	$5,741,686
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	3,581,000	3,955,452
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	2,866,000	3,057,398
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/2023(b)	257,000	269,689
		13,721,015
Auto Parts & Equipment–0.03%
Dana, Inc., 5.50%, 12/15/2024	414,000	414,542
Delphi Technologies PLC, 5.00%, 10/01/2025(b)	166,000	141,515
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	191,000	176,675
Hertz Corp. (The),
5.88%, 10/15/2020	340,000	338,512
7.63%, 06/01/2022(b)	66,000	67,073
		1,138,317
Automobile Manufacturers–2.51%
Ford Motor Credit Co. LLC,
2.68%, 01/09/2020	5,293,000	5,285,401
5.09%, 01/07/2021	12,522,000	12,862,833
3.81%, 10/12/2021	8,681,000	8,715,158
5.60%, 01/07/2022	7,258,000	7,598,619
5.58%, 03/18/2024	14,479,000	15,084,504
General Motors Co., 4.88%, 10/02/2023	370,000	385,771
General Motors Financial Co., Inc.,
3.44%, (3 mo. USD LIBOR + 0.85%), 04/09/2021(c)	6,385,000	6,385,350
3.55%, 07/08/2022	9,923,000	9,981,598
Series B, 6.50%(d)	2,661,000	2,485,946
Hyundai Capital America, 4.30%, 02/01/2024(b)	16,343,000	16,996,009
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	602,000	617,050
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	300,000	311,150
Volkswagen Group of America Finance LLC (Germany),
3.31%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	6,674,000	6,698,297
3.48%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	7,881,000	7,929,739
4.25%, 11/13/2023(b)	600,000	622,827
		101,960,252
Automotive Retail–0.05%
AutoZone, Inc., 3.75%, 04/18/2029	600,000	610,237
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	85,000	85,744
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	700,000	717,793
Penske Automotive Group, Inc., 5.50%, 05/15/2026	584,000	580,350
		1,994,124
Principal Amount		Value
Brewers–0.01%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	$485,000	$494,256
Broadcasting–0.03%
AMC Networks, Inc.,
5.00%, 04/01/2024	155,000	154,778
4.75%, 08/01/2025	244,000	239,425
CBS Corp., 3.50%, 01/15/2025	275,000	278,533
Gray Television, Inc., 7.00%, 05/15/2027(b)	185,000	196,422
Nexstar Broadcasting, Inc., 5.63%, 08/01/2024(b)	112,000	113,120
Tribune Media Co., 5.88%, 07/15/2022	123,000	124,962
TV Azteca, S.A.B. de C.V. (Mexico), REGS, 8.25%, 08/09/2024(b)	265,000	260,362
		1,367,602
Building Products–0.04%
Owens Corning, 4.20%, 12/01/2024	500,000	514,956
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	486,000	503,608
5.00%, 02/15/2027(b)	429,000	419,884
		1,438,448
Cable & Satellite–0.95%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(b)	200,000	203,778
7.50%, 05/15/2026(b)	400,000	394,000
Altice Luxembourg S.A. (Luxembourg),
7.75%, 05/15/2022(b)	200,000	204,000
10.50%, 05/15/2027(b)	210,000	210,565
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	245,000	249,594
5.75%, 02/15/2026(b)	1,985,000	2,064,400
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	265,000	274,830
4.91%, 07/23/2025	260,000	275,300
5.38%, 04/01/2038	5,235,000	5,371,425
5.38%, 05/01/2047	4,585,000	4,603,740
Comcast Corp.,
3.95%, 10/15/2025	4,479,000	4,747,337
4.60%, 10/15/2038	5,889,000	6,447,134
3.40%, 07/15/2046	500,000	455,443
Cox Communications, Inc., 3.35%, 09/15/2026(b)	4,933,000	4,888,944
CSC Holdings, LLC,
7.75%, 07/15/2025(b)	395,000	421,169
10.88%, 10/15/2025(b)	500,000	568,775
5.50%, 05/15/2026(b)	200,000	203,440
Discovery Communications LLC, 5.20%, 09/20/2047	365,000	365,817
DISH DBS Corp.,
7.88%, 09/01/2019	387,000	392,135
5.88%, 11/15/2024	1,757,000	1,583,619
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Globo Comunicacao E Participacoes S.A. (Brazil), 5.13%, 03/31/2027(b)	$267,000	$262,328
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	834,000	752,685
8.50%, 10/15/2024(b)	295,000	288,362
Sirius XM Radio, Inc.,
6.00%, 07/15/2024(b)	475,000	489,939
5.38%, 07/15/2026(b)	609,000	615,669
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	400,000	396,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), 5.00%, 01/15/2025(b)	400,000	411,000
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	198,140
Virgin Media Bristol LLC (United Kingdom), 5.50%, 08/15/2026(b)	700,000	705,026
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	200,000	205,250
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	224,000	230,440
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	250,000	245,000
		38,725,284
Casinos & Gaming–0.05%
Boyd Gaming Corp.,
6.38%, 04/01/2026	163,000	168,518
6.00%, 08/15/2026	126,000	127,417
MGM Resorts International,
7.75%, 03/15/2022	110,000	121,550
6.00%, 03/15/2023	485,000	512,887
4.63%, 09/01/2026	350,000	341,250
Scientific Games International, Inc., 10.00%, 12/01/2022	298,000	313,815
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	200,000	206,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	436,000	428,370
		2,220,557
Coal & Consumable Fuels–0.01%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	547,000	540,846
Commodity Chemicals–0.02%
Alpek SAB de C.V. (Mexico), REGS, 4.50%, 11/20/2022(b)	300,000	306,450
Braskem Finance Ltd. (Brazil), REGS, 7.38%(b)(d)	186,000	189,255
Koppers, Inc., 6.00%, 02/15/2025(b)	159,000	150,156
Principal Amount		Value
Commodity Chemicals–(continued)
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	$170,000	$161,075
		806,936
Communications Equipment–0.04%
Commscope Technologies LLC, 6.00%, 06/15/2025(b)	646,000	589,475
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	249,000	264,799
5.25%, 08/01/2026	614,000	613,404
		1,467,678
Construction & Engineering–0.01%
AECOM, 5.13%, 03/15/2027	97,000	95,727
Bioceanico Sovereign Certificate Ltd. (Cayman Islands), 0.00%, 06/05/2034(b)(e)	150,000	98,100
William Lyon Homes, Inc., 6.00%, 09/01/2023	79,000	78,605
		272,432
Construction Machinery & Heavy Trucks–0.03%
Meritor, Inc., 6.25%, 02/15/2024	209,000	215,533
Oshkosh Corp., 5.38%, 03/01/2025	379,000	393,213
Terex Corp., 5.63%, 02/01/2025(b)	546,000	535,080
Wabtec Corp., 4.95%, 09/15/2028	236,000	246,732
		1,390,558
Consumer Finance–0.53%
Ally Financial, Inc.,
8.00%, 03/15/2020	145,000	150,256
4.13%, 03/30/2020	4,449,000	4,471,245
5.13%, 09/30/2024	919,000	963,801
4.63%, 03/30/2025	750,000	769,688
Credit Acceptance Corp., 6.63%, 03/15/2026(b)	5,071,000	5,273,840
Navient Corp.,
8.00%, 03/25/2020	235,000	242,344
7.25%, 01/25/2022	870,000	920,573
7.25%, 09/25/2023	683,000	719,506
Synchrony Financial, 4.50%, 07/23/2025	5,120,000	5,243,991
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R. (Mexico), 7.38%, 02/12/2026(b)	3,013,000	2,845,779
		21,601,023
Copper–0.07%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	600,000	538,500
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,706,000	1,526,870
Southern Copper Corp. (Peru), 7.50%, 07/27/2035	200,000	251,000
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	543,000	519,922
		2,836,292
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Data Processing & Outsourced Services–0.53%
Fidelity National Information Services, Inc., 4.50%, 08/15/2046	$4,764,000	$4,884,452
First Data Corp.,
5.00%, 01/15/2024(b)	80,000	81,748
5.75%, 01/15/2024(b)	953,000	978,731
Mastercard, Inc.,
2.95%, 06/01/2029	8,391,000	8,483,227
3.65%, 06/01/2049	6,981,000	7,102,853
		21,531,011
Department Stores–0.21%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/2023	7,997,000	8,179,686
SACI Falabella (Chile), 3.75%, 10/30/2027(b)	200,000	196,400
		8,376,086
Distillers & Vintners–0.13%
Constellation Brands, Inc., 3.22% (3 mo. USD LIBOR + 0.70%), 11/15/2021(c)	5,132,000	5,133,187
Diversified Banks–6.15%
ABN AMRO Bank N.V. (Netherlands), 2.45%, 06/04/2020(b)	6,244,000	6,235,877
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	20,428,618
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(d)	10,519,000	11,303,980
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	403,004
Banco del Estado de Chile (Chile), REGS, 4.13%, 10/07/2020(b)	300,000	304,863
Banco do Brasil S.A. (Brazil), REGS, 8.50%(b)(d)	5,349,000	5,683,366
Banco Safra S.A. (Brazil), 4.13%, 02/08/2023(b)	250,000	252,562
Bank of America Corp., 4.20%, 08/26/2024	4,663,000	4,886,850
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	216,128
Barclays PLC (United Kingdom),
6.63%(d)	7,410,000	7,389,356
4.84%, 05/09/2028	2,345,000	2,338,642
REGS, 7.88%(b)(d)	200,000	206,523
BBVA Bancomer S.A. (Mexico),
7.25%, 04/22/2020(b)	5,605,000	5,794,225
4.38%, 04/10/2024(b)	1,385,000	1,426,827
BNP Paribas S.A. (France),
2.38%, 05/21/2020	6,282,000	6,270,034
4.38%, 03/01/2033(b)	11,980,000	11,939,766
BPCE S.A. (France), 12.50%(b)(d)	3,375,000	3,479,827
Citigroup, Inc.,
5.50%, 09/13/2025	6,552,000	7,282,120
4.45%, 09/29/2027	9,614,000	10,067,344
Series Q, 5.95%(d)	1,480,000	1,500,742
Series T, 6.25%(d)	6,669,000	7,133,663
Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands), 11.00%(b)(d)	$16,376,000	$16,519,290
Credit Agricole S.A. (France), REGS, 8.13%(b)(d)	202,000	225,695
Development Bank of Kazakhstan JSC (Kazakhstan), REGS, 4.13%, 12/10/2022(b)	300,000	303,596
DIB Sukuk Ltd. (United Arab Emirates), REGS, 3.66%, 02/14/2022(b)	200,000	201,103
Discover Bank, 3.45%, 07/27/2026	335,000	331,806
Dresdner Funding Trust I, REGS, 8.15%, 06/30/2031(b)	241,000	312,005
Export-Import Bank of India (India), REGS, 3.38%, 08/05/2026(b)	200,000	197,020
Global Bank Corp. (Panama),
4.50%, 10/20/2021(b)	7,642,000	7,775,735
5.25%, 04/16/2029(b)	8,261,000	8,395,241
HSBC Holdings PLC (United Kingdom),
6.00%(d)	10,561,000	10,423,337
3.52%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(c)	6,489,000	6,476,900
4.38%, 11/23/2026	570,000	588,697
Industrial Senior Trust (Guatemala), REGS, 5.50%, 11/01/2022(b)	500,000	507,500
ING Bank N.V. (Netherlands), 2.75%, 03/22/2021(b)	5,088,000	5,117,782
ING Groep N.V. (Netherlands), REGS, 6.88%(b)(d)	200,000	206,513
JPMorgan Chase & Co.,
2.30%, 08/15/2021	8,152,000	8,103,882
3.48%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	14,136,000	14,154,956
3.63%, 12/01/2027	5,110,000	5,162,243
3.78%, (3 mo. USD LIBOR + 1.34%), 02/01/2028(c)	5,425,000	5,603,064
Series I, 6.05% (3 mo. USD LIBOR + 3.47%)(c)(d)	8,921,000	8,934,248
Series W, 3.52% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	11,797,000	9,280,877
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	511,441
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	202,000
Nordea Bank Abp (Finland), 5.50%(b)(d)	3,560,000	3,555,550
QNB Finance Ltd. (Qatar), REGS, 2.13%, 09/07/2021(b)	340,000	333,576
Royal Bank of Scotland Group PLC (The) (United Kingdom), 8.63%(d)	511,000	540,382
Societe Generale S.A. (France),
7.38%(b)(d)	2,988,000	3,072,023
REGS, 7.38%(b)(d)	202,000	207,680
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
7.75%(b)(d)	$5,720,000	$5,952,461
3.74%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	3,722,000	3,722,127
REGS, 7.50%(b)(d)	200,000	207,876
Wells Fargo & Co., 5.38%, 11/02/2043	7,491,000	8,716,390
		250,387,313
Diversified Capital Markets–0.13%
Credit Suisse Group AG (Switzerland),
7.50%(b)(d)	305,000	324,063
REGS, 7.13%(b)(d)	201,000	208,126
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), 3.75%, 03/26/2025	725,000	738,762
UBS AG (Switzerland), 4.88%, 08/04/2020	3,987,000	4,095,856
		5,366,807
Diversified Chemicals–0.84%
Chemours Co. (The), 7.00%, 05/15/2025	275,000	275,687
CNAC (HK) Finbridge Co. Ltd. (China), REGS, 3.00%, 07/19/2020(b)	300,000	300,482
Dow Chemical Co. (The),
3.15%, 05/15/2024(b)	4,769,000	4,796,644
4.55%, 11/30/2025(b)	500,000	534,978
3.63%, 05/15/2026(b)	4,834,000	4,887,436
4.80%, 05/15/2049(b)	4,864,000	4,913,384
OCP S.A. (Morocco),
4.50%, 10/22/2025(b)	1,940,000	1,972,864
REGS, 4.50%, 10/22/2025(b)	700,000	711,858
Office Cherifien desA Phosphates (Morocco), REGS, 6.88%, 04/25/2044(b)	400,000	447,704
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	200,000	205,900
4.50%, 10/10/2028(b)	200,000	211,246
Sasol Financing USA LLC (South Africa),
5.88%, 03/27/2024	9,754,000	10,332,295
6.50%, 09/27/2028	4,168,000	4,562,007
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	97,000	90,453
		34,242,938
Diversified Metals & Mining–0.28%
Corp. Nacional del Cobre de Chile (Chile), 3.63%, 08/01/2027(b)	200,000	203,832
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	448,000	446,880
Minmetals Bounteous Finance (BVI) Ltd. (China),
REGS 3.50%, 07/30/2020(b)	300,000	301,641
3.13%, 07/27/2021(b)	300,000	299,898
Principal Amount		Value
Diversified Metals & Mining–(continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(b)	$295,000	$318,525
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	8,811,000	9,597,323
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	262,000	251,848
		11,419,947
Diversified Real Estate Investment Trusts–0.35%
STORE Capital Corp., 4.63%, 03/15/2029	5,290,000	5,544,758
Trust F/1401 (Mexico), 5.25%, 01/30/2026(b)	8,353,000	8,676,679
		14,221,437
Electric Utilities–0.40%
Adani Transmission Ltd. (India), 4.00%, 08/03/2026(b)	200,000	195,307
CLP Power Hong Kong Financing Ltd. (Hong Kong), REGS, 3.13%, 05/06/2025(b)	200,000	200,996
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	9,254,000	9,404,563
Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	590,142
Empresa de Transmision Electrica, S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	206,940
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	232,317
Israel Electric Corp. Ltd. (The) (Israel), REGS, 4.25%, 08/14/2028(b)	200,000	206,760
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	200,000	208,724
Korea Hydro & Nuclear Power Co., Ltd. (South Korea),
3.75%, 07/25/2023(b)	200,000	207,901
REGS, 3.00%, 09/19/2022(b)	200,000	201,696
Perusahaan Listrik Negara PT (Indonesia), REGS, 5.45%, 05/21/2028(b)	200,000	216,188
Southern Co. (The), Series B, 5.50%, 03/15/2057	3,932,000	3,991,409
State Grid Overseas Investment (2016) Ltd. (China), 3.50%, 05/04/2027(b)	200,000	202,660
Trinidad Generation Unlimited (Trinidad), REGS, 5.25%, 11/04/2027(b)	400,000	405,000
		16,470,603
Electrical Components & Equipment–0.01%
EnerSys, 5.00%, 04/30/2023(b)	519,000	526,785
Electronic Equipment & Instruments–0.01%
Itron, Inc., 5.00%, 01/15/2026(b)	266,000	265,667
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Electronic Manufacturing Services–0.01%
Jabil, Inc., 3.95%, 01/12/2028	$280,000	$267,092
Environmental & Facilities Services–0.03%
Core & Main L.P., 6.13%, 08/15/2025(b)	359,000	356,307
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	654,000	630,914
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	245,000	242,550
		1,229,771
Fertilizers & Agricultural Chemicals–0.01%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	211,000	216,275
Financial Exchanges & Data–0.02%
Moody’s Corp., 4.88%, 02/15/2024	700,000	760,099
MSCI, Inc., 5.25%, 11/15/2024(b)	175,000	180,250
		940,349
Food Distributors–0.01%
US Foods, Inc., 5.88%, 06/15/2024(b)	365,000	371,844
Food Retail–0.01%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 06/15/2024	513,000	520,695
Gas Utilities–0.04%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	124,000	128,960
5.88%, 08/20/2026	588,000	610,785
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 05/01/2021	221,000	196,137
6.75%, 06/15/2023	81,000	70,268
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	631,000	621,535
		1,627,685
General Merchandise Stores–0.01%
Dollar Tree, Inc., 4.00%, 05/15/2025	500,000	515,085
Health Care Distributors–0.02%
AmerisourceBergen Corp., 4.30%, 12/15/2047	770,000	714,023
Health Care Equipment–0.23%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(b)	472,000	476,720
Teleflex, Inc.,
4.88%, 06/01/2026	39,000	39,780
4.63%, 11/15/2027	385,000	381,824
Zimmer Biomet Holdings, Inc., 3.38% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	8,322,000	8,313,207
		9,211,531
Principal Amount		Value
Health Care Facilities–0.10%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	$63,000	$64,417
Encompass Health Corp., 5.75%, 09/15/2025	475,000	484,500
HCA Healthcare, Inc., 6.25%, 02/15/2021	130,000	135,850
HCA, Inc.,
5.38%, 02/01/2025	130,000	136,204
5.25%, 04/15/2025	987,000	1,063,987
5.88%, 02/15/2026	444,000	471,754
5.38%, 09/01/2026	123,000	127,934
5.50%, 06/15/2047	939,000	989,799
Tenet Healthcare Corp.,
6.00%, 10/01/2020	180,000	185,589
8.13%, 04/01/2022	390,000	407,924
6.75%, 06/15/2023	117,000	116,991
		4,184,949
Health Care REITs–0.32%
HCP, Inc.,
4.00%, 12/01/2022	4,586,000	4,765,861
4.25%, 11/15/2023	4,598,000	4,839,690
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	815,000	805,831
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	329,122
Senior Housing Properties Trust, 6.75%, 12/15/2021	1,942,000	2,054,173
Welltower, Inc., 5.25%, 01/15/2022	300,000	318,451
		13,113,128
Health Care Services–0.58%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	138,000	137,310
CHS/Community Health Systems, Inc., 8.00%, 03/15/2026(b)	301,000	288,677
Cigna Corp.,
3.40%, 09/17/2021(b)	8,569,000	8,692,968
3.49%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)(c)	10,138,000	10,105,657
4.13%, 11/15/2025(b)	600,000	627,245
CVS Health Corp., 4.10%, 03/25/2025	920,000	953,140
DaVita, Inc., 5.00%, 05/01/2025	111,000	105,311
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(f)	166,000	166,623
Heartland Dental, LLC, 8.50%, 05/01/2026(b)	414,000	391,747
MEDNAX, Inc.,
5.25%, 12/01/2023(b)	253,000	253,000
6.25%, 01/15/2027(b)	534,000	536,670
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	319,000	318,203
Prime Healthcare Foundation, Inc., Series B, 7.00%, 12/01/2027	450,000	531,306
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025(b)	81,000	73,913
10.00%, 04/15/2027(b)	208,000	211,640
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Services–(continued)
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	$160,000	$132,700
		23,526,110
Home Improvement Retail–1.09%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	265,000	242,475
Lowe’s Cos., Inc.,
3.65%, 04/05/2029	27,797,000	28,187,334
4.55%, 04/05/2049	15,529,000	15,854,013
		44,283,822
Homebuilding–0.49%
Beazer Homes USA, Inc.,
8.75%, 03/15/2022	145,000	150,675
6.75%, 03/15/2025	566,000	528,502
5.88%, 10/15/2027	31,000	25,509
KB Home, 8.00%, 03/15/2020	148,000	152,810
Lennar Corp.,
8.38%, 01/15/2021	40,000	43,100
5.38%, 10/01/2022	157,000	164,654
4.75%, 11/15/2022	310,000	320,463
5.25%, 06/01/2026	782,000	809,370
MDC Holdings, Inc., 6.00%, 01/15/2043	19,236,000	16,975,770
Meritage Homes Corp.,
7.15%, 04/15/2020	55,000	56,581
6.00%, 06/01/2025	83,000	87,565
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	463,000	475,733
		19,790,732
Hotel & Resort REITs–0.07%
Hospitality Properties Trust, 4.95%, 02/15/2027	2,247,000	2,293,381
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	645,504
		2,938,885
Hotels, Resorts & Cruise Lines–0.01%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	585,000	576,782
Household Products–0.36%
Controladora Mabe S.A. de C.V. (Mexico), 5.60%, 10/23/2028(b)	225,000	233,719
Reynolds Group Issuer, Inc./LLC,
5.75%, 10/15/2020	13,120,749	13,157,487
5.13%, 07/15/2023(b)	42,000	42,061
7.00%, 07/15/2024(b)	893,000	904,162
Spectrum Brands, Inc., 5.75%, 07/15/2025	305,000	311,085
		14,648,514
Housewares & Specialties–0.02%
Newell Brands, Inc., 4.20%, 04/01/2026	925,000	902,077
Principal Amount		Value
Hypermarkets & Super Centers–0.09%
Cencosud S.A. (Chile), REGS, 4.38%, 07/17/2027(b)	$200,000	$192,202
Walmart, Inc., 2.85%, 07/08/2024	3,314,000	3,366,446
		3,558,648
Independent Power Producers & Energy Traders–0.06%
AES Corp. (The), 5.50%, 04/15/2025	912,000	944,102
AES Gener S.A. (Chile), 7.13%, 03/26/2079(b)	200,000	208,354
Calpine Corp., 5.38%, 01/15/2023	143,000	142,617
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	198,377
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	203,000
NRG Energy, Inc., 6.63%, 01/15/2027	812,000	866,810
		2,563,260
Industrial Conglomerates–0.37%
CITIC Ltd. (China), REGS, 3.13%, 02/28/2022(b)	200,000	199,429
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	15,269,000	14,542,571
Koc Holding A.S. (Turkey), 6.50%, 03/11/2025(b)	200,000	191,027
		14,933,027
Industrial Machinery–0.03%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	554,000	533,225
EnPro Industries, Inc., 5.75%, 10/15/2026	205,000	206,537
Mueller Industries, Inc., 6.00%, 03/01/2027	444,000	439,560
		1,179,322
Integrated Oil & Gas–1.29%
Ecopetrol S.A. (Colombia), 5.88%, 05/28/2045	100,000	103,115
Petrobras Global Finance B.V. (Brazil),
5.75%, 02/01/2029	2,729,000	2,757,900
7.25%, 03/17/2044	170,000	180,731
6.90%, 03/19/2049	4,502,000	4,506,502
Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(b)	375,000	387,656
Petroleos Mexicanos (Mexico),
5.38%, 03/13/2022	150,000	155,024
6.50%, 01/23/2029	94,000	92,687
Petroleum Co. of Trinidad and Tobago Ltd. (Trinidad), REGS, 9.75%, 08/14/2019(b)	100,000	99,925
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	$7,417,000	$7,404,376
2.88%, 04/16/2024(b)	22,972,000	22,847,871
3.50%, 04/16/2029(b)	7,917,000	7,911,814
4.25%, 04/16/2039(b)	6,093,000	6,095,332
		52,542,933
Integrated Telecommunication Services–1.33%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	200,000	195,875
AT&T, Inc.,
4.45%, 04/01/2024	200,000	213,536
3.40%, 05/15/2025	3,812,000	3,855,091
5.25%, 03/01/2037	360,000	387,113
4.75%, 05/15/2046	4,247,000	4,239,525
5.15%, 02/15/2050	35,788,000	37,540,589
5.70%, 03/01/2057	4,698,000	5,284,331
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	92,000	79,350
8.00%, 10/15/2025(b)	31,000	26,738
Frontier Communications Corp.,
10.50%, 09/15/2022	31,000	22,592
11.00%, 09/15/2025	618,000	392,430
8.00%, 04/01/2027(b)	524,000	544,960
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	34,000	32,895
7.20%, 07/18/2036	672,000	685,440
Turk Telekomunikasyon A.S. (Turkey), 6.88%, 02/28/2025(b)	215,000	203,235
Verizon Communications, Inc., 5.25%, 03/16/2037	350,000	402,450
		54,106,150
Interactive Media & Services–0.47%
Match Group, Inc., 5.63%, 02/15/2029(b)	7,642,000	7,913,444
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	5,274,000	5,265,668
3.98%, 04/11/2029(b)	5,780,000	5,839,499
		19,018,611
Internet & Direct Marketing Retail–0.59%
Alibaba Group Holding Ltd. (China),
3.60%, 11/28/2024	200,000	203,942
4.20%, 12/06/2047	5,425,000	5,443,480
4.40%, 12/06/2057	5,440,000	5,604,541
QVC, Inc.,
4.45%, 02/15/2025	380,000	377,950
5.45%, 08/15/2034	12,403,000	12,272,075
		23,901,988
Investment Banking & Brokerage–1.05%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	1,727,000	1,851,229
Goldman Sachs Group, Inc. (The),
3.75%, 05/22/2025	5,664,000	5,801,043
3.27%, (3 mo. USD LIBOR + 1.20%), 09/29/2025(c)	7,286,000	7,288,552
Series P, 5.00%(c)(d)	7,805,000	7,356,095
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	$335,000	$311,292
Morgan Stanley,
5.50%, 07/28/2021	3,712,000	3,928,750
4.35%, 09/08/2026	4,867,000	5,099,000
3.59%, (3 mo. USD LIBOR + 1.34%), 07/22/2028(c)	10,764,000	10,876,923
Raymond James Financial, Inc., 4.95%, 07/15/2046	295,000	324,757
		42,837,641
IT Consulting & Other Services–0.15%
International Business Machines Corp., 4.25%, 05/15/2049	5,835,000	6,000,095
Leisure Facilities–0.01%
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	380,000	376,276
Life & Health Insurance–0.97%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	7,395,000	7,506,806
Athene Holding Ltd., 4.13%, 01/12/2028	12,847,000	12,615,509
Global Atlantic Financial Group Ltd., 8.63%, 04/15/2021(b)	50,000	54,154
MetLife, Inc.,
Series D, 5.88%(d)	200,000	207,554
Series C, 5.25%(d)	7,496,000	7,563,202
Pacific Life Insurance Co., 4.30% (3 mo. USD LIBOR + 2.80%), 10/24/2067(b)(c)	6,207,000	5,827,225
Prudential Financial, Inc., 5.63%, 06/15/2043	5,590,000	5,795,237
		39,569,687
Managed Health Care–0.03%
Centene Corp., 5.38%, 06/01/2026(b)	582,000	605,105
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	120,000	119,400
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	265,000	269,558
5.38%, 08/15/2026(b)	173,000	177,706
		1,171,769
Marine–0.00%
Hidrovias International Finance S.a.r.l. (Brazil), 5.95%, 01/24/2025(b)	200,000	197,502
Marine Ports & Services–0.31%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	13,216,000	12,402,041
DP World PLC (United Arab Emirates), REGS, 6.85%, 07/02/2037(b)	200,000	245,226
		12,647,267
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Metal & Glass Containers–0.03%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	$200,000	$198,540
Ball Corp., 5.25%, 07/01/2025	405,000	427,275
Berry Global, Inc.,
5.50%, 05/15/2022	87,000	87,979
6.00%, 10/15/2022	60,000	61,200
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	280,000	252,700
OI European Group B.V., 4.00%, 03/15/2023(b)	80,000	78,800
		1,106,494
Movies & Entertainment–0.17%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	310,000	282,875
6.13%, 05/15/2027	123,000	108,394
Netflix, Inc.,
5.75%, 03/01/2024	184,000	195,730
5.88%, 11/15/2028	1,101,000	1,158,803
5.38%, 11/15/2029(b)	4,403,000	4,480,052
Walt Disney Co. (The), 6.55%, 03/15/2033(b)	180,000	240,102
Warner Media, LLC, 5.35%, 12/15/2043	245,000	264,696
		6,730,652
Multi-line Insurance–0.50%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/2024(b)	75,000	77,203
AIG Global Funding, 2.70%, 12/15/2021(b)	5,386,000	5,387,780
American Financial Group, Inc., 3.50%, 08/15/2026	590,000	588,794
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	7,920,000	8,233,350
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	5,097,000	5,940,522
		20,227,649
Multi-Utilities–0.50%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	215,104
CenterPoint Energy, Inc., Series A, 6.13%(d)	19,563,000	20,170,236
		20,385,340
Office REITs–0.02%
Hudson Pacific Properties, L.P., 3.95%, 11/01/2027	335,000	336,086
Office Properties Income Trust, 4.50%, 02/01/2025	330,000	322,464
		658,550
Office Services & Supplies–0.22%
Pitney Bowes, Inc.,
3.88%, 10/01/2021	8,285,000	8,008,281
4.95%, 04/01/2023	1,205,000	1,123,662
		9,131,943
Principal Amount		Value
Oil & Gas Drilling–0.04%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	$134,000	$79,730
Ensco Rowan PLC,
4.50%, 10/01/2024	20,000	13,900
7.75%, 02/01/2026	513,000	383,467
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	266,000	255,028
Noble Holding International Ltd., 7.75%, 01/15/2024	256,000	201,600
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	25,971	26,165
7.75%, 12/15/2023	19,000	19,333
5.25%, 11/15/2024	443,000	396,485
Transocean, Inc., 7.50%, 04/15/2031	269,000	223,270
Vantage Drilling International, 7.50%, 11/01/2019(g)(h)	356,000	0
		1,598,978
Oil & Gas Equipment & Services–0.02%
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.00%, 10/01/2022	285,000	286,425
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(b)	237,000	173,010
SESI, L.L.C., 7.13%, 12/15/2021	223,000	167,250
		626,685
Oil & Gas Exploration & Production–1.00%
Antero Resources Corp.,
5.63%, 06/01/2023	249,000	247,132
5.00%, 03/01/2025	132,000	125,730
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	340,000	362,488
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	561,000	550,481
California Resources Corp., 8.00%, 12/15/2022(b)	161,000	113,103
Callon Petroleum Co., 6.13%, 10/01/2024	550,000	545,875
Centennial Resource Production, LLC, 6.88%, 04/01/2027(b)	531,000	528,451
CNOOC Curtis Funding No.1 Pty Ltd. (China), REGS, 4.50%, 10/03/2023(b)	200,000	212,239
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	406,270
Concho Resources, Inc., 4.38%, 01/15/2025	565,000	585,695
Continental Resources, Inc., 5.00%, 09/15/2022	27,972,000	28,213,674
Denbury Resources, Inc., 5.50%, 05/01/2022	80,000	55,000
Dolphin Energy Ltd. LLC (United Arab Emirates), REGS, 5.50%, 12/15/2021(b)	600,000	633,936
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)	152,000	95,760
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Gazprom OAO Via Gaz Capital S.A. (Russia), 5.15%, 02/11/2026(b)	$350,000	$360,363
Gran Tierra Energy, Inc. (Canada), 7.75%, 05/23/2027(b)	200,000	195,550
Gulfport Energy Corp.,
6.63%, 05/01/2023	35,000	32,375
6.00%, 10/15/2024	544,000	451,520
Harvest Operations Corp. (South Korea), 4.20%, 06/01/2023(b)	200,000	211,025
Jagged Peak Energy LLC, 5.88%, 05/01/2026	524,000	514,175
Medco Oak Tree Pte. Ltd. (Indonesia), 7.38%, 05/14/2026(b)	200,000	196,852
Murphy Oil USA, Inc., 5.63%, 05/01/2027	472,000	486,160
Newfield Exploration Co., 5.63%, 07/01/2024	389,000	427,215
Oasis Petroleum, Inc., 6.88%, 01/15/2023	504,000	485,100
Parsley Energy, LLC/Parsley Finance Corp.,
6.25%, 06/01/2024(b)	413,000	422,292
5.63%, 10/15/2027(b)	177,000	176,115
Pertamina Persero PT (Indonesia), REGS, 4.30%, 05/20/2023(b)	200,000	206,505
QEP Resources, Inc.,
6.88%, 03/01/2021	355,000	362,100
5.25%, 05/01/2023	79,000	74,448
5.63%, 03/01/2026	77,000	69,878
Range Resources Corp.,
5.88%, 07/01/2022	157,000	154,645
4.88%, 05/15/2025	531,000	464,625
SM Energy Co.,
6.13%, 11/15/2022	462,000	449,295
6.63%, 01/15/2027	54,000	47,790
Southwestern Energy Co.,
7.50%, 04/01/2026	217,000	209,405
7.75%, 10/01/2027	502,000	481,920
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), REGS, 4.00%, 08/15/2026(b)	200,000	200,380
Tullow Oil PLC (Ghana), 7.00%, 03/01/2025(b)	205,000	206,291
Whiting Petroleum Corp., 6.25%, 04/01/2023	632,000	612,250
WPX Energy, Inc., 5.25%, 09/15/2024	714,000	705,075
		40,879,183
Oil & Gas Refining & Marketing–0.03%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	255,250
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	240,000	244,200
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	174,037
Reliance Industries Ltd. (India), REGS, 4.13%, 01/28/2025(b)	250,000	258,894
Principal Amount		Value
Oil & Gas Refining & Marketing–(continued)
Sunoco L.P. /Sunoco Finance Corp., 4.88%, 01/15/2023	$229,000	$231,340
		1,163,721
Oil & Gas Storage & Transportation–1.83%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	205,360
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	500,000	496,025
Buckeye Partners, L.P., 5.60%, 10/15/2044	3,916,000	3,455,240
Energy Transfer Operating, L.P., 5.88%, 01/15/2024	613,000	670,213
Energy Transfer Partners, L.P.,
4.75%, 01/15/2026	815,000	848,165
Series A, 6.25%(d)	5,693,000	5,247,324
Enterprise Products Operating LLC, Series D, 4.88%	5,943,000	5,381,179
EQT Midstream Partners L.P., 4.00%, 08/01/2024	840,000	825,909
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(b)	158,000	163,925
Kinder Morgan, Inc.,
7.80%, 08/01/2031	2,350,000	3,067,770
7.75%, 01/15/2032	7,887,000	10,371,106
MPLX L.P., 4.50%, 07/15/2023	560,000	587,981
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	2,153,000	2,669,720
Plains All American Pipeline, L.P., Series B, 6.13%(d)	14,911,000	13,855,525
SemGroup Corp., 6.38%, 03/15/2025	185,000	178,525
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	6,533,000	6,571,871
5.13%, 02/01/2025	592,000	596,440
5.88%, 04/15/2026	407,000	421,754
Western Gas Partners, L.P., 5.30%, 03/01/2048	5,564,000	5,192,501
Williams Cos., Inc. (The),
4.13%, 11/15/2020	12,548,000	12,760,839
7.88%, 09/01/2021	109,000	120,749
4.55%, 06/24/2024	574,000	609,370
		74,297,491
Other Diversified Financial Services–0.27%
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	207,635
Banco BTG Pactual S.A. (Brazil), 7.75%, 02/15/2029(b)	300,000	308,250
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	7,657,000	8,277,559
EG Finco Ltd. (United Kingdom), 6.75%, 02/07/2025(b)	308,000	302,995
Fondo MIVIVIENDA S.A. (Peru), REGS, 3.50%, 01/31/2023(b)	300,000	301,125
Huarong Finance II Co., Ltd. (China), REGS, 2.88%(b)(d)	200,000	193,402
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	$175,000	$175,875
Peru Enhanced Pass-Through Finance Ltd. (Peru), REGS, Class A-2, 0.00%, 06/02/2025(b)(e)	247,415	218,962
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), 0.00%, 12/05/2022(b)(e)	512,498	480,338
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	420,000	425,250
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 06/15/2022(b)	60,000	61,971
		10,953,362
Packaged Foods & Meats–0.27%
B&G Foods, Inc., 5.25%, 04/01/2025	332,000	322,248
JBS Investments GmbH, 7.25%, 04/03/2024(b)	500,000	518,130
Kraft Heinz Foods Co. (The), 4.38%, 06/01/2046	400,000	353,105
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	494,000	494,000
Mars, Inc., 2.70%, 04/01/2025(b)	8,763,000	8,818,663
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	258,438
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	249,000	254,418
		11,019,002
Paper Packaging–0.02%
International Paper Co., 5.00%, 09/15/2035	700,000	742,756
Paper Products–0.34%
Celulosa Arauco y Constitucion S.A. (Chile), 4.50%, 08/01/2024	200,000	206,252
Mercer International, Inc. (Canada),
7.75%, 12/01/2022	26,000	27,008
6.50%, 02/01/2024	392,000	401,800
5.50%, 01/15/2026	98,000	96,995
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	434,000	440,510
Suzano Austria GmbH (Brazil),
6.00%, 01/15/2029(b)	6,475,000	6,920,156
7.00%, 03/16/2047(b)	5,192,000	5,651,492
		13,744,213
Pharmaceuticals–1.73%
Bausch Health Cos., Inc.,
5.88%, 05/15/2023(b)	14,000	14,084
6.13%, 04/15/2025(b)	175,000	171,588
5.50%, 11/01/2025(b)	129,000	129,968
9.00%, 12/15/2025(b)	700,000	756,000
REGS, 7.00%, 03/15/2024(b)	150,000	157,031
Bayer US Finance II LLC (Germany),
3.62%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	11,953,000	11,735,853
3.88%, 12/15/2023(b)	7,293,000	7,421,458
Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	$21,825,000	$22,126,133
3.20%, 06/15/2026(b)	8,095,000	8,307,920
3.40%, 07/26/2029(b)	12,560,000	12,924,590
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	200,000	144,706
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	5,954,000	6,022,291
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	238,000	235,917
Teva Pharmaceutical Finance IV, B.V. (Israel), 3.65%, 11/10/2021	265,000	248,769
		70,396,308
Precious Metals & Minerals–0.01%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	202,680
Property & Casualty Insurance–0.01%
Allstate Corp. (The), 4.20%, 12/15/2046	310,000	332,941
Publishing–0.11%
Meredith Corp., 6.88%, 02/01/2026	4,206,000	4,352,789
Railroads–0.01%
Autoridad del Canal de Panama (Panama), REGS, 4.95%, 07/29/2035(b)	300,000	329,628
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	202,000	191,900
		521,528
Regional Banks–0.14%
Banco Internacional del Peru SAA Interbank (Peru), REGS, 3.38%, 01/18/2023(b)	150,000	148,950
CIT Group, Inc., 5.00%, 08/01/2023	536,000	560,570
Synovus Financial Corp., 3.13%, 11/01/2022	5,096,000	5,074,852
		5,784,372
Reinsurance–0.01%
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	310,000	333,402
Research & Consulting Services–0.00%
IHS Markit Ltd., 5.00%, 11/01/2022(b)	174,000	184,057
Restaurants–0.80%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	4,808,000	4,723,860
Aramark Services, Inc., 5.00%, 04/01/2025(b)	109,000	108,728
IRB Holding Corp., 6.75%, 02/15/2026(b)	4,135,000	4,041,962
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Restaurants–(continued)
Starbucks Corp.,
3.55%, 08/15/2029	$11,865,000	$12,068,210
4.45%, 08/15/2049	11,226,000	11,624,722
		32,567,482
Retail REITs–0.12%
Regency Centers, L.P., 4.13%, 03/15/2028	4,719,000	4,977,571
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	223,000	216,310
Semiconductor Equipment–0.18%
Lam Research Corp.,
3.75%, 03/15/2026	120,000	123,410
4.00%, 03/15/2029	3,890,000	4,052,044
4.88%, 03/15/2049	3,005,000	3,258,892
		7,434,346
Semiconductors–1.13%
Analog Devices, Inc., 3.13%, 12/05/2023	4,238,000	4,291,221
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 01/15/2022	9,827,000	9,776,659
3.50%, 01/15/2028	3,514,000	3,217,253
Micron Technology, Inc.,
5.50%, 02/01/2025	437,000	450,066
4.98%, 02/06/2026	5,430,000	5,535,043
5.33%, 02/06/2029	3,165,000	3,192,938
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	13,736,000	13,990,116
4.63%, 06/01/2023(b)	5,202,000	5,422,045
		45,875,341
Soft Drinks–0.19%
Keurig Dr Pepper, Inc., 3.55%, 05/25/2021(b)	7,662,000	7,782,906
Sovereign Debt–1.41%
Abu Dhabi Government International Bond (United Arab Emirates), REGS, 4.13%, 10/11/2047(b)	200,000	209,788
Argentine Republic Government International Bond (Argentina),
6.88%, 04/22/2021	345,000	286,522
6.88%, 01/26/2027	10,000,000	7,221,250
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	455,822
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	203,350
Bermuda Government International Bond (Bermuda), REGS, 3.72%, 01/25/2027(b)	200,000	201,500
Colombia Government International Bond (Colombia), 3.88%, 04/25/2027	300,000	304,344
Principal Amount		Value
Sovereign Debt–(continued)
Dominican Republic International Bond (Dominican Repubic), 6.40%, 06/05/2049(b)	$250,000	$248,312
Egypt Government International Bond (Egypt), 6.20%, 03/01/2024(b)	200,000	201,796
Guatemala Government Bond (Guatemala),
4.90%, 06/01/2030(b)	200,000	198,350
6.13%, 06/01/2050(b)	400,000	398,100
Hong Kong Government International Bond (Hong Kong), 2.50%, 05/28/2024(b)	200,000	203,016
Indonesia Government International Bond (Indonesia),
4.75%, 02/11/2029	200,000	215,566
5.35%, 02/11/2049	206,000	232,980
REGS, 5.25%, 01/08/2047(b)	200,000	221,588
Jamaica Government International Bond (Jamaica),
6.75%, 04/28/2028	303,000	338,224
8.00%, 03/15/2039	200,000	242,000
7.88%, 07/28/2045	4,332,000	5,220,060
Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(b)	200,000	195,790
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	202,278
Mexico Government International Bond (Mexico), 4.50%, 04/22/2029	200,000	207,902
Oman Government International Bond (Oman), 4.13%, 01/17/2023(b)	7,578,000	7,248,850
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	200,000	209,875
Philippine Government International Bond (Philippines), 3.95%, 01/20/2040	200,000	214,677
Provincia de Buenos Aires (Argentina), REGS, 5.75%, 06/15/2019(b)	500,000	499,890
Qatar Government International Bond (Qatar),
3.38%, 03/14/2024(b)	12,520,000	12,823,923
4.50%, 04/23/2028(b)	200,000	218,603
4.00%, 03/14/2029(b)	15,266,000	16,098,562
5.10%, 04/23/2048(b)	230,000	263,948
4.82%, 03/14/2049(b)	329,000	362,722
Republic of Poland Government International Bond (Poland), 4.00%, 01/22/2024	150,000	158,567
Russian Foreign Bond (Russia),
4.38%, 03/21/2029(b)	200,000	203,052
5.25%, 06/23/2047(b)	200,000	209,938
Russian Foreign Bond - Eurobond (Russia), 5.10%, 03/28/2035(b)	200,000	209,129
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia),
2.88%, 03/04/2023(b)	$280,000	$279,743
4.38%, 04/16/2029(b)	415,000	438,873
Slovenia Government International Bond (Slovenia), REGS, 5.25%, 02/18/2024(b)	300,000	333,774
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 08/04/2026(b)	200,000	199,250
		57,181,914
Specialized Consumer Services–0.01%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	259,000	259,647
7.45%, 08/15/2027	191,000	203,415
		463,062
Specialized Finance–0.08%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	2,937,000	3,064,025
Specialized REITs–0.31%
Crown Castle International Corp., 3.80%, 02/15/2028	9,255,000	9,315,328
Equinix, Inc., 5.88%, 01/15/2026	981,000	1,030,138
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	156,000	165,313
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	522,000	511,560
Iron Mountain, Inc.,
6.00%, 08/15/2023	142,000	145,550
5.25%, 03/15/2028(b)	138,000	131,100
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	585,000	475,026
SBA Communications Corp., 4.88%, 09/01/2024	783,000	778,381
		12,552,396
Specialty Chemicals–0.03%
Ashland LLC, 4.75%, 08/15/2022	180,000	186,075
Braskem Netherlands Finance B.V. (Brazil), REGS, 4.50%, 01/10/2028(b)	200,000	195,250
Element Solutions, Inc., 5.88%, 12/01/2025(b)	258,000	262,838
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	389,000	391,917
PolyOne Corp., 5.25%, 03/15/2023	183,000	189,634
PQ Corp., 6.75%, 11/15/2022(b)	93,000	96,371
		1,322,085
Steel–0.10%
ArcelorMittal (Luxembourg), 7.00%, 10/15/2039	230,000	262,851
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025	357,000	348,968
POSCO (South Korea), 4.00%, 08/01/2023(b)	228,000	237,447
Principal Amount		Value
Steel–(continued)
Steel Dynamics, Inc., 5.13%, 10/01/2021	$2,592,000	$2,601,720
United States Steel Corp., 6.88%, 08/15/2025	574,000	497,945
Vale Canada Ltd. (Brazil), 7.20%, 09/15/2032	200,000	219,000
		4,167,931
Systems Software–0.18%
Microsoft Corp., 4.25%, 02/06/2047	245,000	278,070
VMware, Inc.,
2.30%, 08/21/2020	6,811,000	6,779,506
2.95%, 08/21/2022	280,000	280,077
		7,337,653
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	2,049,000	2,121,911
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	163,000	165,445
		2,287,356
Technology Hardware, Storage & Peripherals–0.84%
Apple, Inc., 4.25%, 02/09/2047	255,000	272,854
Dell International LLC/EMC Corp.,
4.42%, 06/15/2021(b)	7,273,000	7,455,462
7.13%, 06/15/2024(b)	850,000	895,534
4.00%, 07/15/2024(b)	3,274,000	3,294,665
6.02%, 06/15/2026(b)	5,674,000	6,114,678
4.90%, 10/01/2026(b)	4,895,000	5,014,164
8.35%, 07/15/2046(b)	9,074,000	11,107,057
		34,154,414
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	501,000	487,849
Thrifts & Mortgage Finance–0.01%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)	335,000	315,884
ZAR Sovereign Capital Fund Pty. Ltd. (South Africa), REGS, 3.90%, 06/24/2020(b)	200,000	200,515
		516,399
Tobacco–0.18%
Altria Group, Inc.,
4.40%, 02/14/2026	6,477,000	6,748,682
6.20%, 02/14/2059	460,000	510,715
		7,259,397
Trading Companies & Distributors–1.27%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	30,269,000	30,723,035
Air Lease Corp., 3.63%, 12/01/2027	340,000	328,538
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Aircastle Ltd.,
7.63%, 04/15/2020	$55,000	$57,044
5.00%, 04/01/2023	327,000	341,592
BMC East, LLC, 5.50%, 10/01/2024(b)	481,000	485,810
BOC Aviation Ltd. (Singapore), 3.73% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	10,404,000	10,413,260
Herc Rentals, Inc., 7.75%, 06/01/2024(b)	184,000	194,005
United Rentals North America, Inc.,
5.50%, 07/15/2025	130,000	133,250
5.88%, 09/15/2026	340,000	353,175
6.50%, 12/15/2026	330,000	350,625
5.50%, 05/15/2027	722,000	730,122
5.25%, 01/15/2030	7,875,000	7,737,187
		51,847,643
Trucking–1.06%
Aviation Capital Group LLC,
3.25%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	4,679,000	4,668,709
4.13%, 08/01/2025(b)	5,549,000	5,679,714
3.50%, 11/01/2027(b)	9,841,000	9,495,203
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	304,000	293,740
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(b)	3,310,000	3,321,519
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	6,449,000	6,465,122
Penske Truck Leasing Co., L.P./PTL Finance Corp., 3.90%, 02/01/2024(b)	500,000	517,196
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	4,160,000	4,176,724
4.13%, 07/15/2023(b)	8,347,000	8,689,886
		43,307,813
Wireless Telecommunication Services–2.42%
Axiata SPV2 Bhd. (Malaysia), REGS, 4.36%, 03/24/2026(b)	200,000	208,966
Bharti Airtel Ltd. (India), REGS, 4.38%, 06/10/2025(b)	200,000	201,360
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	130,000	82,189
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	124,000	48,050
Empresa Nacional de Telecomunicaciones S.A. (Chile), REGS, 4.88%, 10/30/2024(b)	700,000	715,997
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	8,630,000	8,720,753
Rogers Communications, Inc. (Canada), 4.35%, 05/01/2049	6,075,000	6,320,620
SixSigma Networks Mexico, S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	320,531
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Communications, Inc.,
7.00%, 03/01/2020(b)	$105,000	$107,725
11.50%, 11/15/2021	140,000	159,761
Sprint Corp., 7.63%, 02/15/2025	149,000	157,940
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	29,781,000	30,488,299
5.15%, 03/20/2028(b)	30,339,000	31,135,399
Class A-1, 3.36%, 09/20/2021(b)	16,930,000	16,930,000
Telefonica Celular del Paraguay S.A. (Paraguay), 5.88%, 04/15/2027(b)	200,000	206,250
T-Mobile USA, Inc.,
6.38%, 03/01/2025	962,000	997,854
6.50%, 01/15/2026	1,661,000	1,756,507
		98,558,201
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,810,016,363)		1,827,312,965

Asset-Backed Securities–23.75%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 4.67%, 02/25/2035(i)	1,361,389	1,382,023
Series 2005-1, Class 4A1, 4.41%, 05/25/2035(i)	1,110,538	1,129,608
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(i)	10,128,974	10,276,906
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(i)	24,904,298	25,226,136
Angel Oak Mortgage Trust, LLC,
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(i)	2,918,966	2,919,346
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(i)	10,413,845	10,468,542
Apex Credit CLO LLC, Series 2017-1A, Class AF, 3.60%, 04/24/2029(b)	8,567,700	8,650,272
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, 3.62% (3 mo. USD LIBOR + 1.05%), 08/05/2027(b)(c)	23,491,000	23,499,222
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	4,394,000	4,658,916
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 4.38%, 08/25/2033(i)	147,630	150,437
Series 2004-10, Class 21A1, 4.56%, 01/25/2035(i)	581,283	596,621
Series 2006-1, Class A1, 4.91%, 02/25/2036(c)	547,264	562,649
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 4.42%, 11/25/2034(i)	1,945,963	1,940,773
Benchmark Mortgage Trust, Series 2019-B11, Class D, 3.00%, 05/15/2052(b)	5,242,000	4,533,544
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.61%, 10/26/2048(b)(i)(j)	$10,468,344	$10,774,187
BX Trust, Series 2017-SLCT, Class A, 3.36% (1 mo. USD LIBOR + 0.92%), 07/15/2034(b)(c)	4,234,854	4,236,139
CAL Funding II Ltd, Series 2018-2A, Class A, 4.34%, 09/25/2043(b)	8,866,667	9,323,920
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A, 3.97%, 04/15/2039(b)	11,662,137	11,835,986
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.75%, 12/15/2047(b)(i)	5,000,000	5,320,887
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 3.23% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	12,581,000	12,582,804
Series 2017-BIOC, Class B, 3.41% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(c)	4,250,000	4,246,498
Series 2017-BIOC, Class C, 3.49% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	17,124,000	17,115,895
Series 2017-BIOC, Class D, 4.04% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	4,973,000	4,980,491
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,711,697
Chase Mortgage Trust,
Series 2016-1, Class M3, 3.75%, 04/25/2045(b)(i)	2,661,719	2,730,955
Series 2016-2, Class M2, 3.75%, 12/25/2045(b)(i)	10,437,714	10,823,138
Series 2016-2, Class M3, 3.75%, 12/25/2045(b)(i)	4,644,607	4,727,402
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	1,300,000	1,347,590
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,262,274
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 4.46%, 08/25/2034(i)	421,328	415,050
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.93%, 02/25/2048(b)(i)	4,072,359	4,084,245
Commercial Mortgage Trust,
Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	363,571	360,220
Series 2015-CR25, Class B, 4.54%, 08/10/2048(i)	5,267,000	5,595,760
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	4,595,000	4,589,578
Series 2016-GCT, Class C, 3.46%, 08/10/2029(b)(i)	2,115,000	2,128,813
Principal Amount		Value

Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	$331,530	$272,845
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, 4.59%, 06/25/2034(i)	1,605,240	1,647,213
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 08/15/2048	1,125,283	1,184,015
CSWF, Series 2018-TOP, Class B, 3.74% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	12,819,000	12,827,485
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	10,210,000	10,561,865
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,785,000	11,029,214
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.70%, 11/10/2046(b)(i)	638,333	662,925
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(i)	739,436	740,018
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(i)	799,585	800,202
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(i)	6,362,557	6,347,163
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(i)	1,767,587	1,763,765
Series 2018-1A, Class A1, 2.98%, 12/25/2057(b)(i)	9,452,805	9,481,351
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 3.74%, 06/27/2037(b)(i)	6,960,954	7,152,570
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, 5.00%, 11/25/2020	58,696	59,092
Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/2057(b)(i)	5,431,630	5,476,528
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 4.21%, 04/19/2036(i)	688,201	631,825
Golub Capital Partners CLO 41 B Ltd, Series 2019-41A, Class A, 3.96% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(c)	30,760,000	30,792,579
GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027(b)	1,346,252	1,345,357
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	656,323	651,589
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.60%, 09/25/2035(i)	241,159	244,245
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, 2.89% (1 mo. USD LIBOR + 0.45%), 06/20/2035(c)	25,372	25,729
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Hertz Vehicle Financing II L.P.,
Series 2015-1A, Class A, 2.73%, 03/25/2021(b)	$13,789,000	$13,798,969
Series 2018-1A, Class A, 3.29%, 02/25/2024(b)	8,320,000	8,458,251
Series 2018-1A, Class C, 4.39%, 02/25/2024(b)	3,217,000	3,287,678
Series 2019-1A, Class A, 3.71%, 03/25/2023(b)	13,100,000	13,422,455
Series 2019-1A, Class B, 4.10%, 03/25/2023(b)	12,500,000	12,817,675
Series 2019-1A, Class C, 4.99%, 03/25/2023(b)	4,000,000	4,101,300
Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	15,500,000	15,608,784
Series 2019-2A, Class B, 3.67%, 05/25/2025(b)	10,333,000	10,424,951
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	9,500,000	9,596,607
Home Partners of America Trust,
Series 2018-1, Class A, 3.33% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	7,961,099	7,915,492
Series 2018-1, Class B, 3.53% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	7,990,000	7,914,430
Series 2018-1, Class C, 3.68% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(c)	3,610,000	3,570,265
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(i)	19,301,786	19,561,629
ICG US CLO Ltd., Series 2016-1A, Class A1R, 3.72% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(c)	11,399,000	11,360,646
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 3.14% (1 mo. USD LIBOR + 0.70%), 01/15/2033(b)(c)	15,995,000	15,897,253
Series 2018-STAY, Class B, 3.49% (1 mo. USD LIBOR + 1.05%), 01/15/2033(b)(c)	8,640,000	8,609,246
Invitation Homes Trust,
Series 2017-SFR2, Class A, 3.28% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	5,884,628	5,853,853
Series 2017-SFR2, Class B, 3.58% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(c)	3,221,000	3,217,575
Series 2017-SFR2, Class C, 3.88% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	6,188,000	6,188,037
Series 2017-SFR2, Class D, 4.23% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(c)	4,706,000	4,720,576
Series 2018-SFR1, Class A, 3.13% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(c)	30,907,212	30,507,677
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	16,829,827	16,938,422
Series 2017-1A, Class A-2-II, 4.85%, 07/30/2047(b)	9,137,250	9,529,024
Principal Amount		Value

JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	$16,699,000	$16,719,874
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(i)	5,000,000	5,145,201
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 4.48%, 06/25/2035(i)	541,275	549,111
Series 2005-A3, Class 6A5, 4.54%, 06/25/2035(i)	788,792	806,900
Series 2005-A5, Class 1A2, 4.23%, 08/25/2035(i)	613,032	626,554
Series 2007-A4, Class 3A1, 3.97%, 06/25/2037(i)	907,379	887,495
Series 20153, Class B2, 3.67%, 05/25/2045(b)(i)	9,098,524	9,332,359
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 4.89%, 01/15/2047(i)	12,750,000	13,638,536
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,064,445	1,125,584
Series 2016-C1, Class B, 4.74%, 03/15/2049(i)	5,083,000	5,553,687
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	252,323	243,419
MAD Mortgage Trust, Series 2017-330M, Class A, 3.19%, 08/15/2034(b)(i)	11,633,000	11,918,312
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 4.46% (1 mo. USD LIBOR + 0.25%), 11/25/2035(c)	1,002,976	1,031,794
Series 2005-A5, Class A9, 4.29%, 06/25/2035(i)	1,254,018	1,269,026
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(i)	3,350,000	3,540,173
Series 2017-CLS, Class A, 3.14% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	18,372,000	18,357,595
Series 2017-CLS, Class B, 3.29% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	9,024,000	8,999,936
Series 2017-CLS, Class C, 3.44% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	6,124,000	6,103,944
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	19,043,303
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	12,000,000	12,125,323
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(i)	6,250,000	6,265,015
OCP CLO Ltd., Series 2014-7A, Class A1RR, 3.71% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(c)	17,619,000	17,594,069
Onslow Bay Financial LLC Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(i)	8,880,308	9,023,201
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

PPM CLO 3 Ltd. (United Kingdom),
Series 2019-3A, Class A, 1.00%, 07/17/2030(b)(c)	$9,626,000	$9,626,000
Series 2019-3A, Class B, 1.00%, 07/17/2030(b)(c)	6,789,000	6,789,000
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 2.97% (1 mo. USD LIBOR + 0.54%), 08/25/2031(c)	162,320	142,837
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, 6.25%, 12/25/2035	936,709	973,203
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(i)	1,484,442	1,424,173
Series 2013-4, Class A3, 1.55%, 04/25/2043(i)	1,158,725	1,095,668
Series 2013-7, Class A2, 3.00%, 06/25/2043(i)	1,256,430	1,250,603
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(i)	2,037,626	2,044,388
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, 2.97% (1 mo. USD LIBOR + 0.54%), 05/25/2035(c)	41,645	40,285
Starwood Mortgage Residential Trust 2019-IMC1, Series 2019-IMC1, Class A1, 3.47%, 02/25/2049(b)(i)	13,387,473	13,553,673
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 4.39% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	16,580,000	16,607,801
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 4.57%, 09/25/2034(i)	884,397	908,263
Series 2004-8, Class 3A, 4.41%, 07/25/2034(i)	1,396,786	1,414,616
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	233,568	234,462
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 2.93% (1 mo. USD LIBOR + 0.50%), 12/25/2033(c)	591,096	557,876
Series 2005-1, Class A3, 4.67%, 04/25/2045(i)	1,216,328	1,248,893
Thunderbolt II Aircraft Lease Ltd. (Cayman Islands),
Series 2018-A, Class A, 4.15%, 09/15/2038(b)(i)(j)	10,714,286	10,927,884
Series 2018-A, Class B, 5.07%, 09/15/2038(b)(i)(j)	8,303,809	8,487,995
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(i)	4,858,218	4,855,274
Triton Container Finance VI LLC, Series 2018-2A, Class A, 4.19%, 06/22/2043(b)	9,958,967	10,236,267
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	17,641,923
Principal Amount		Value

UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, 3.09%, 08/10/2049	$264,769	$270,187
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	540,070
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.05%, 01/10/2045(b)(i)	4,500,000	4,819,911
Verus Securitization Trust,
Series 2017-SG1A, Class A1, 2.69%, 11/25/2047(b)(i)	8,864,957	8,821,442
Series 2018-1, Class A1, 2.93%, 02/25/2048(b)(i)	11,174,657	11,196,374
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(i)	6,315,072	6,469,266
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(i)	20,729,288	21,090,780
Series 2019-2, Class A1, 3.21%, 04/25/2059(b)(i)	7,340,000	7,349,028
Series 2019-INV1, Class A1, 3.40%, 12/25/2059(b)(i)	22,238,018	22,606,017
WaMu Mortgage Pass Through Trust, Series 2007-HY2, Class 2A2, 4.17%, 11/25/2036(i)	598,184	569,653
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-J, Class 2A1, 4.58%, 10/25/2033(i)	487,591	501,223
Series 2004-Z, Class 2A1, 4.97%, 12/25/2034(i)	266,220	273,855
Series 2005-AR14, Class A1, 4.59%, 08/25/2035(i)	375,410	387,381
Series 2005-AR16, Class 4A8, 4.83%, 10/25/2035(i)	4,620,000	4,768,699
Series 2005-AR2, Class 2A2, 5.15%, 03/25/2035(i)	775,685	806,080
Series 2006-AR8, Class 1A3, 4.93%, 04/25/2036(i)	412,392	414,713
Wendy’s Funding LLC, Series 2018-1A, Class A-2-II, 3.88%, 03/15/2048(b)	11,109,375	11,243,354
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B, 5.67%, 11/15/2044(b)(i)	5,000,000	5,294,372
Series 2012-C6, Class B, 4.70%, 04/15/2045	5,739,000	6,008,016
Series 2012-C9, Class D, 4.81%, 10/15/2022(b)(i)	568,832	570,264
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,531,955
Series 2013-C15, Class B, 4.47%, 08/15/2046(i)	3,800,000	4,014,032
Series 2013-C16, Class B, 5.03%, 09/15/2046(i)	3,127,000	3,376,068
Total Asset-Backed Securities (Cost $958,128,854)		966,071,129
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–15.50%
Collateralized Mortgage Obligations–3.31%
Fannie Mae REMICs, IO
7.00%, 05/25/2033	$7,604	$1,485
6.00%, 07/25/2033	6,593	1,356
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K038, Class X1, IO, 1.16%, 03/25/2024(i)	24,650,288	1,146,214
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K730, Class AM, IO, 3.59%, 01/25/2025(i)	7,859,000	8,307,501
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K731, Class A2, 3.60%, 02/25/2025(i)	18,951,000	20,068,999
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K062, Class A1, 3.03%, 09/25/2026	9,268,645	9,538,891
Series K087, Class A1
3.59%, 10/25/2027	19,950,378	21,133,260
3.77%, 12/25/2028	16,541,600	18,085,970
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K071, Class A2, 3.29%, 11/25/2027	11,136,000	11,730,926
4.03%, 10/25/2028(i)	4,736,000	5,244,375
4.06%, 10/25/2028(i)	4,736,000	5,254,042
3.63%, 01/25/2029(i)	8,018,000	8,628,521
3.76%, 01/25/2029(i)	18,944,000	20,607,437
Freddie Mac Whole Loan Securities Trust, Series 2016-2, Class M3, 3.50%, 05/25/2047	5,127,953	5,168,781
		134,917,758
Federal Home Loan Mortgage Corp. (FHLMC)–2.95%
6.00%, 07/01/2019 to 02/01/2034	287,666	313,499
7.00%, 07/01/2022 to 10/01/2034	830,895	926,300
3.21%, 02/25/2026	37,873,000	39,554,645
3.50%, 08/01/2026	569,802	589,876
3.42%, 02/25/2029	37,800,000	40,164,091
7.50%, 05/01/2030 to 05/01/2035	751,188	868,494
8.50%, 08/01/2031	37,392	45,083
3.00%, 02/01/2032	2,396,424	2,435,564
6.50%, 07/01/2032 to 09/01/2036	315,961	353,205
8.00%, 08/01/2032	32,471	38,392
5.50%, 01/01/2034 to 07/01/2040	1,993,247	2,157,985
5.00%, 07/01/2034 to 06/01/2040	2,525,651	2,729,872
4.50%, 02/01/2040 to 10/01/2046	27,770,001	29,644,981
Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
ARM,
5.00%, (1 yr. USD LIBOR + 2.00%), 12/01/2036(c)	$74,581	$79,105
5.18%, (1 yr. USD LIBOR + 2.06%), 02/01/2037(c)	17,019	18,059
4.61%, (1 yr. USD LIBOR + 1.88%), 05/01/2037(c)	136,287	143,868
		120,063,019
Federal National Mortgage Association (FNMA)–7.51%
5.50%, 03/01/2021 to 06/01/2040	1,497,709	1,647,789
7.50%, 03/01/2021 to 08/01/2037	652,195	752,765
6.00%, 03/01/2022 to 10/01/2039	23,602	25,332
6.50%, 07/01/2028 to 01/01/2037	108,873	122,058
7.00%, 07/01/2029 to 02/01/2034	473,161	530,530
9.50%, 04/01/2030	7,554	8,497
3.50%, 12/01/2030 to 11/01/2046	36,356,464	37,586,796
8.50%, 10/01/2032	61,347	74,427
8.00%, 04/01/2033	59,807	71,444
5.00%, 12/01/2039	677,825	730,277
3.00%, 08/01/2043	3,818,031	3,854,954
4.50%, 10/01/2048 to 12/01/2048	62,184,653	65,211,757
TBA,
2.50%, 06/01/2034(k)	40,620,000	40,631,900
3.50%, 06/01/2034 to 06/01/2049(k)	81,500,000	83,432,256
ARM,
4.69%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(c)	184,335	194,068
4.74%, (1 yr. USD LIBOR + 1.67%), 01/01/2037(c)	72,473	76,197
4.68%, (1 yr. USD LIBOR + 1.71%), 03/01/2038(c)	50,999	53,633
Series CA2774, 4.00%, , 12/01/2048	34,879,972	36,532,185
Series BN0332, 4.00%, , 12/01/2048	32,335,191	33,866,921
		305,403,786
Government National Mortgage Association (GNMA)–1.73%
7.50%, 06/15/2023 to 05/15/2032	10,553	10,813
9.00%, 09/15/2024 to 10/15/2024	8,227	8,246
8.50%, 02/15/2025	4,646	4,656
8.00%, 08/15/2025 to 09/15/2026	27,674	28,525
6.56%, 01/15/2027	113,927	124,740
7.00%, 10/15/2028 to 09/15/2032	214,072	237,926
6.00%, 11/15/2028 to 02/15/2033	63,346	70,034
6.50%, 01/15/2029 to 09/15/2034	133,559	146,369
5.50%, 06/15/2035	60,262	66,676
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
5.00%, 07/15/2035 to 08/15/2035	$54,730	$57,202
4.00%, 03/20/2048	9,243,476	9,634,033
ARM,
4.00%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(c)	23,979	24,575
3.63%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(c)	8,032	8,219
3.75%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(c)	5,293	5,359
TBA, 3.00%, , 06/01/2049(k)	59,000,000	59,887,305
		70,314,678
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $619,867,661)		630,699,241
U.S. Treasury Securities–11.22%
U.S. Treasury Bills–0.34%
2.27% - 2.43%, 06/27/2019(l)(m)	13,905,000	13,880,923
U.S. Treasury Bonds–3.90%
3.00%, 02/15/2049	145,765,300	158,730,440
U.S. Treasury Notes–6.98%
2.13%, 05/15/2022	46,866,200	47,188,405
2.25%, 04/30/2024	127,948,000	129,872,217
2.38%, 04/30/2026	22,019,900	22,522,659
2.38%, 05/15/2029	82,591,100	84,362,292
		283,945,573
Total U.S. Treasury Securities (Cost $443,217,481)		456,556,936
Shares
Preferred Stocks–1.11%
Diversified Banks–0.93%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	1,100	1,463,121
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	27,407	36,314,275
		37,777,396
Investment Banking & Brokerage–0.17%
Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,932,699
Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.	24,592	656,361
Total Preferred Stocks (Cost $44,018,460)		45,366,456
Principal Amount
Agency Credit Risk Transfer Notes–0.88%
Fannie Mae Connecticut Avenue Securities, 5.28%, (1 mo. USD LIBOR + 2.85%) 11/25/2029(c)	$11,000,000	11,401,586
	Principal Amount		Value
Freddie Mac
Series 2017-HQA2, Class M2, STACR®, 5.08%, (1 mo. USD LIBOR + 2.65%) 12/25/2029(c)		$9,000,000	$9,261,722
Series 2019-HQA2, STACR®, 3.13%, (1 mo. USD LIBOR + 0.70%) 04/25/2049(b)(c)		15,134,500	15,156,228
Total Agency Credit Risk Transfer Notes (Cost $35,448,836)			35,819,536
Non-U.S. Dollar Denominated Bonds & Notes–0.50%(n)
Brewers–0.04%
Molson Coors International L.P., (United States), Series MPLE, 3.44%, 07/15/2026	CAD	2,000,000	1,481,696
Sunshine Mid B.V., (Netherlands), 6.50%, 05/15/2026(b)	EUR	100,000	113,670
			1,595,366
Diversified Banks–0.01%
Erste Group Bank AG, (Austria), REGS, 6.50%(b)(d)	EUR	200,000	245,589
Food Retail–0.00%
Iceland Bondco PLC, (United Kingdom), 4.63%, 03/15/2025(b)	GBP	100,000	112,992
Integrated Telecommunication Services–0.10%
AT&T, Inc., (United States), Series MPLE, 5.10%, 11/25/2048	CAD	5,000,000	3,906,333
Investment Banking & Brokerage–0.07%
Morgan Stanley, (United States), Series MPLE, 3.00%, 02/07/2024	CAD	4,000,000	2,998,313
Movies & Entertainment–0.19%
Netflix, Inc., (United States), 3.88%, 11/15/2029(b)	EUR	6,750,000	7,710,429
Sovereign Debt–0.02%
Indonesia Treasury Bond, (Indonesia), Series FR78, 8.25%, 05/15/2029	IDR	2,243,000,000	161,084
Latvia Government International Bond, (Latvia), REGS, 1.88%, 02/19/2049(b)	EUR	100,000	116,960
Mexico Government International Bond, (Mexico), 2.88%, 04/08/2039	EUR	100,000	112,141
Peru Government Bond, (Peru), REGS, 6.15%, 08/12/2032(b)	PEN	800,000	251,878
			642,063
Steel–0.00%
Vale S.A., (Brazil), 3.75%, 01/10/2023	EUR	150,000	179,101
Technology Hardware, Storage & Peripherals–0.07%
Apple, Inc., (United States), Series MPLE, 2.51%, 08/19/2024	CAD	4,000,000	2,996,686
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $19,851,913)			20,386,872
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Variable Rate Senior Loan Interests–0.18%(o)
Other Diversified Financial Services–0.18%
Refinitiv US Holdings, Inc., First Lien Term Loan B, 6.19% (1 mo. USD LIBOR + 3.75%), 10/01/2025 (Cost $7,359,625)	$7,378,071	$7,209,777

Collateralized Mortgage Obligations–0.02%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D,, 4.42%, 04/10/2023(b)(i)	752,554	768,232

Municipal Obligations–0.02%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB, 6.66%, 04/01/2057	545,000	705,012
Shares
Common Stocks & Other Equity Interests–0.00%
Auto Parts & Equipment–0.00%
Exide Technologies(p)	14,555	6,550
Paper Packaging–0.00%
WestRock Co.	65	2,119
Shares		Value
Specialty Chemicals–0.00%
Ingevity Corp.(p)	10	$877
Total Common Stocks & Other Equity Interests (Cost $15,547)		9,546
Money Market Funds–6.05%
Invesco Government & Agency Portfolio, Institutional Class, 2.30%(q)	86,099,553	86,099,553
Invesco Liquid Assets Portfolio, Institutional Class, 2.43%(q)	61,486,698	61,505,144
Invesco Treasury Portfolio, Institutional Class, 2.28%(q)	98,399,489	98,399,489
Total Money Market Funds (Cost $245,992,476)		246,004,186
Options Purchased– 0.05%
(Cost $3,503,041)(r)		2,128,338
TOTAL INVESTMENTS IN SECURITIES–104.20% (Cost $4,188,673,799)		4,239,038,226
BORROWINGS–0.00%		0
OTHER ASSETS LESS LIABILITIES–(4.20)%		(170,857,233)
NET ASSETS–100.00%		$4,068,180,993
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PEN	– Peruvian Sol
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,686,107,211, which represented 41.43% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2019 represented less than 1 of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2019.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1G.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1F and Note 1H.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(p)	Non-income producing security.
(q)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(r)	The table below details options purchased: See Note 1I and Note 1J:

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S.Treasury 5 Year Notes	1,885	September-2019	$221,237,149	$950,663	$950,663
U.S. Treasury 10 Year Bonds	2,457	September-2019	311,424,750	2,338,809	2,338,809
U.S. Treasury Long Bonds	500	September-2019	76,859,375	1,237,091	1,237,091
U.S. Treasury Ultra Bonds	600	September-2019	105,468,750	2,511,072	2,511,072
Subtotal—Long Futures Contracts				7,037,635	7,037,635
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	12	September-2019	(2,576,062)	(5,854)	(5,854)
U.S. Treasury 10 Year Ultra Bonds	2,264	September-2019	(309,142,125)	(3,022,316)	(3,022,316)
Subtotal—Short Futures Contracts				(3,028,170)	(3,028,170)
Total Futures Contracts				$4,009,465	$4,009,465

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Abbvie, Inc.	Call	01/15/2021	60	$ 85.00	$510,000	$34,200
Amazon.com, Inc.	Call	01/15/2021	3	2,100.00	630,000	51,600
Anthem, Inc.	Call	01/15/2021	20	280.00	560,000	83,050
Bank of America Corp.	Call	01/15/2021	165	32.00	528,000	26,812
Booking Holdings, Inc.	Call	06/19/2020	1	2,040.00	204,000	7,355
Chevron Corp.	Call	01/15/2021	38	120.00	456,000	33,250
Cisco Systems, Inc.	Call	01/15/2021	110	60.00	660,000	34,650
Consumer Discretionary Select Sector SPDR Fund	Call	01/15/2021	60	126.00	756,000	28,050
Consumer Staples Select Sector SPDR Fund	Call	01/17/2020	25	54.00	135,000	8,663
Health Care Select Sector SPDR Fund	Call	01/15/2021	125	96.00	1,200,000	49,000
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Equity Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Industrial Select Sector SPDR Fund	Call	01/15/2021	125	$80.00		$1,000,000	$42,750
Intel Corp.	Call	01/15/2021	85	52.50		446,250	26,053
Micron Technology, Inc.	Call	01/15/2021	10	42.00		42,000	4,475
Microsoft Corp.	Call	01/15/2021	50	130.00		650,000	65,375
Oracle Corp.	Call	01/15/2021	90	57.50		517,500	34,425
QUALCOMM, Inc.	Call	01/15/2021	12	85.00		102,000	5,130
UnitedHealth Group Inc.	Call	01/15/2021	21	250.00		525,000	58,275
Total Open Exchange-Traded Equity Options Purchased			1,000				$593,113

Abbreviations:
SPDR	–Standard & Poor’s Depositary Receipt

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	12/18/2020	38	$3,000		$11,400,000	$412,490
S&P 500 Index	Call	12/18/2020	87	2,950		25,665,000	1,122,735

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Abbvie, Inc.	Call	01/15/2021	20	$ 105.00	$(7,179)		$210,000	$(3,510)	$3,669
Amazon.com, Inc.	Call	01/17/2020	1	2,400.00	(16,108)		240,000	(1,703)	14,405
Amazon.com, Inc.	Call	06/19/2020	2	2,300.00	(18,296)		460,000	(13,145)	5,151
Anthem, Inc.	Call	01/15/2021	8	350.00	(11,135)		280,000	(13,400)	(2,265)
Booking Holdings, Inc.	Call	01/17/2020	1	2,200.00	(4,347)		220,000	(1,535)	2,812
Consumer Staples Select Sector SPDR Fund	Call	01/17/2020	25	54.00	(3,599)		135,000	(8,662)	(5,063)
Micron Technology, Inc.	Call	01/15/2021	5	55.00	(2,485)		27,500	(1,065)	1,420
Microsoft Corp.	Call	01/15/2021	13	160.00	(5,420)		208,000	(5,492)	(72)
Oracle Corp.	Call	01/15/2021	30	70.00	(4,109)		210,000	(3,960)	149
QUALCOMM, Inc.	Call	01/15/2021	3	110.00	(801)		33,000	(392)	409
UnitedHealth Group Inc.	Call	01/15/2021	7	300.00	(7,013)		210,000	(7,752)	(739)
Total Exchange-Traded Equity Options Written						$(80,492)			$(60,616)	$ 19,876

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
SPDR	–Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swaption	Put	Morgan Stanley & Co International PLC	1.05%	Pay	3 Month USD LIBOR	Quarterly	06/19/2019	$(219,466)	$(50,452,000)	$(532,192)	$(312,726)
5 Year Interest Rate Swaption	Put	Morgan Stanley & Co International PLC	1.05	Pay	3 Month USD LIBOR	Quarterly	06/19/2019	(366,584)	(67,263,000)	(709,523)	(342,939)
Total Open Over-The-Counter Interest Rate Swaptions Written								$(586,050)		$(1,241,715)	$(655,665)

Abbreviations:
LIBOR	– London Interbank Offered Rate

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/30/2019	Canadian Imperial Bank of Commerce	GBP	128,227	USD	164,526	$1,726
08/30/2019	Citibank, N.A.	CAD	20,013,591	USD	14,948,069	110,627
08/30/2019	Goldman Sachs & Co.	USD	59,012,121	EUR	52,465,478	22,858
11/08/2019	Morgan Stanley	EUR	11,450,000	USD	13,505,100	551,942
Subtotal—Appreciation						687,153
Currency Risk
08/30/2019	Goldman Sachs & Co.	EUR	7,938,910	USD	8,929,527	(3,459)
08/30/2019	JP Morgan Chase Bank	EUR	52,253,766	USD	58,776,238	(20,519)
11/08/2019	Citibank, N.A.	USD	12,896,396	EUR	11,045,000	(401,407)
Subtotal—Depreciation						(425,385)
Total Forward Foreign Currency Contracts						$261,768

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
Invesco Core Plus Bond Fund

B.	Securities Transactions and Investment Income — (continued)
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to
Invesco Core Plus Bond Fund

F.	Futures Contracts — (continued)
be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Invesco Core Plus Bond Fund

H.	Swap Agreements — (continued)
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2019 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
I.	Call Options Purchased and Written — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Invesco Core Plus Bond Fund

K.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
L.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,827,312,965	$0	$1,827,312,965
Asset-Backed Securities	—	966,071,129	—	966,071,129
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	630,699,241	—	630,699,241
U.S. Treasury Securities	—	456,556,936	—	456,556,936
Preferred Stocks	45,366,456	—	—	45,366,456
Agency Credit Risk Transfer Notes	—	35,819,536	—	35,819,536
Non-U.S. Dollar Denominated Bonds & Notes	—	20,386,872	—	20,386,872
Variable Rate Senior Loan Interests	—	7,209,777	—	7,209,777
Collateralized Mortgage Obligations	—	768,232	—	768,232
Municipal Obligations	—	705,012	—	705,012
Common Stocks & Other Equity Interests	2,996	6,550	—	9,546
Money Market Funds	246,004,186	—	—	246,004,186
Options Purchased	2,128,338	—	—	2,128,338
Investments Matured	—	71,733	—	71,733
Total Investments in Securities	293,501,976	3,945,607,983	0	4,239,109,959
Other Investments - Assets*
Futures Contracts	7,037,635	—	—	7,037,635
Forward Foreign Currency Contracts	—	687,153	—	687,153
	7,037,635	687,153	—	7,724,788
Other Investments - Liabilities*
Futures Contracts	(3,028,170)	—	—	(3,028,170)
Forward Foreign Currency Contracts	—	(425,385)	—	(425,385)
Options Written	(60,616)	(1,241,715)	—	(1,302,331)
	(3,088,786)	(1,667,100)	—	(4,755,886)
Total Other Investments	3,948,849	(979,947)	—	2,968,902
Total Investments	$297,450,825	$3,944,628,036	$0	$4,242,078,861

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Core Plus Bond Fund

NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2019:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$-	$7,037,635	$7,037,635
Unrealized appreciation on forward foreign currency contracts outstanding	687,153	-	-	687,153
Options purchased, at value — Exchange-Traded(a)	-	2,128,338	-	2,128,338
Total Derivative Assets	687,153	2,128,338	7,037,635	9,853,126
Derivatives not subject to master netting agreements	-	(2,128,338)	(7,037,635)	(9,165,973)
Total Derivative Assets subject to master netting agreements	$687,153	$-	$-	$687,153
	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$-	$-	$(3,028,170)	$(3,028,170)
Unrealized depreciation on forward foreign currency contracts outstanding	(425,385)	-	-	(425,385)
Options written, at value — Exchange-Traded	-	(60,616)	-	(60,616)
Options written, at value — OTC	-	-	(1,241,715)	(1,241,715)
Total Derivative Liabilities	(425,385)	(60,616)	(4,269,885)	(4,755,886)
Derivatives not subject to master netting agreements	-	60,616	3,028,170	3,088,786
Total Derivative Liabilities subject to master netting agreements	$(425,385)	$-	$(1,241,715)	$(1,667,100)

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the nine months ended May 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(20,667,501)	$-	$-	$(20,667,501)
Futures contracts	-	-	-	972,230	972,230
Options purchased	-	(5,938,340)	(143,665)	-	(6,082,005)
Options written	-	1,716,644	19,389	2,191,378	3,927,411
Swap agreements	415,183	-	-	511,839	927,022
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(833,558)	-	-	(833,558)
Futures contracts	-	-	-	5,191,132	5,191,132
Options purchased	-	1,166,833	(2,135,853)	-	(969,020)
Options written	(156,149)	(1,682,780)	11,643	(655,665)	(2,482,951)
Swap agreements	-	-	-	4,149,357	4,149,357
Total	$259,034	$(26,238,702)	$(2,248,486)	$12,360,271	$(15,867,883)
Invesco Core Plus Bond Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased	Swaptions Purchased	Foreign Currency Options Purchased	Equity Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$780,957,550	$934,425,210	$15,450,478	$27,087,778	$250,000,000	$155,052,357	$2,656,917	$103,046,667	$80,000,000	$508,789,724
Average Contracts	—	—	1,445	95	—	—	207	—	—	—
Months Outstanding	9	9	9	9	4	8	9	3	5	7
Invesco Core Plus Bond Fund